TAXES PAYABLE (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Current liabilities:
Current tax liabilities	R$ 804,485	R$ 1,194,042
Noncurrent liabilities:
Non-current tax liabilities	260,612	182,179
Deferred tax liabilities	14,692,296	11,325,757
PIS/COFINS
Current liabilities:
Current tax liabilities	372,631	840,750
PASEP and COFINS
Noncurrent liabilities:
Non-current tax liabilities	13,936	13,573
IR/CS installments
Noncurrent liabilities:
Non-current tax liabilities	101,016
IRRF/ CSRF
Current liabilities:
Current tax liabilities	265,956	155,341
ICMS
Current liabilities:
Current tax liabilities	22,843	37,598
INSS/FGTS
Current liabilities:
Current tax liabilities	82,170	55,147
PAES / REFIS
Current liabilities:
Current tax liabilities	23,362	23,340
Noncurrent liabilities:
Non-current tax liabilities	145,448	168,394
ISS
Current liabilities:
Current tax liabilities	14,168	13,658
Other
Current liabilities:
Current tax liabilities	23,355	68,208
Noncurrent liabilities:
Non-current tax liabilities	R$ 212	R$ 212